Debt - Long-term Debt Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Document Period End Date	Dec. 31, 2019
Current Fiscal Year End Date	--12-31
Short-term Debt	$ 75,276	$ 139,781
Long -term debt excluding current maturities - Bank loans	663,423	701,209
Current
Short-term Debt	75,276	139,781
Unamortized deferred financing costs- Non Current	(9,164)	(10,801)
Long-term Debt, Current Maturities	74,115	138,157
Bank loans, net	654,259	690,408
Debt Non-current
Bank loans and senior notes, gross- Non-Current	663,423	701,209
Unamortized deferred financing cost - Current	(1,161)	(1,624)
Total Long-term debt
Debt, Long-term and Short-term, Combined Amount	738,699	840,990
Unamortized deferred financing costs	(10,325)	(12,425)
Total bank loans and senior notes, net	728,374	828,565
Notes Payable, Current	75,276	66,156
Senior Notes
Debt Instrument [Line Items]
Senior Notes, net	0	73,625
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	738,699	767,365
$60.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	26,573	58,797
$34.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	31,571	34,000
$330 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	140,677
$42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	14,105
$12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	8,617	9,400
$27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	8,813	9,008
$85.5 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	46,499	78,972
$38.7 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	10,200	35,100
$12.8 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	11,475	12,325
$30.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	27,198	29,420
$184.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	130,145	180,229
$90.0 Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	82,100	90,000
SBI Samba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	20,384	0
CMBFL [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	113,006	0
Virgo and Libra Lease [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	40,027	0
AVIC [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	111,450	0
SBI Tango [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	17,303	18,451
SBI Echo [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	17,396	18,481
SB Hermes [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	19,059	20,299
SBI Rumba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 16,883	$ 18,101